Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal tax rate	21.00%
State income taxes, net of federal benefit	4.50%
Permanent items	(0.55%)
Income attributable to noncontrolling interests and nontaxable income	(25.20%)
Effective income tax rate	(0.25%)